INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES [Abstract]
INCOME TAXES
13.	INCOME TAXES

Fly is a tax resident of Ireland and has wholly-owned subsidiaries in Ireland, France, Luxembourg, Australia, Singapore and Labuan that are tax residents in those jurisdictions. In general, Irish resident companies pay corporation tax at the rate of 12.5% on trading income and 25.0% on non-trading income. Historically, most of the Company’s operating income has been trading income in Ireland.

Income tax expense (benefit) by jurisdiction is shown below (dollars in thousands):

	Years ended
	2017	2016	2015
Current tax expense:
Ireland	$—	$—	$33
Luxembourg	195	145	252
Australia	4,062	1,742	138
Other	43	33	57
Current tax expense — total	4,300	1,920	480
Deferred tax (benefit) expense:
Ireland	8,710	(10,812)	4,558
Australia	(1,743)	1,615	334
Other	65	—	27
Deferred tax (benefit) expense — total	7,032	(9,197)	4,919
Total income tax (benefit) expense	$11,332	$(7,277)	$5,399

The Company had no unrecognized tax benefits as of December 31, 2017 and 2016. The principal components of the Company’s net deferred tax asset (liability) were as follows (dollars in thousands):

	December 31, 2017	December 31, 2016
Deferred tax asset:
Net operating loss carry forwards	$170,960	$151,575
Net unrealized losses on derivative instruments	390	1,181
Basis difference on acquisition of GAAM Australian assets	7,314	6,786
Other	55	224
Valuation allowance	(39,484)	(30,524)
Total deferred tax asset	139,235	129,242
Deferred tax liability:
Excess of tax depreciation over book depreciation	(153,447)	(137,249)
Book/tax differences identified in connection with GAAM Portfolio acquisition	(412)	(438)
Net earnings of non-European Union member subsidiaries	(3,745)	(3,957)
Withholding tax on Australian unrepatriated earnings	(1,800)	—
Total deferred tax liability	(159,404)	(141,644)
Deferred tax liability, net	$(20,169)	$(12,402)

The majority of the Company's net operating loss carry forwards are attributable to Ireland. Under current tax rules in Ireland, the Company is allowed to carry forward its net operating losses for an indefinite period to offset any future income. The Company has recorded valuation allowances to reduce deferred tax assets to the extent it believes it is more likely than not that a portion of such assets will not be realized. In making such determinations, the Company considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and its ability to carry back losses to prior years.

The Company is required to make assumptions and judgments about potential outcomes that may be outside its control. Critical factors include the projection, source, and character of future taxable income. Although realization is not assured, the Company believes it is more likely than not that deferred tax assets, net of the valuation allowance, will be realized. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward periods are reduced or current tax planning strategies are not implemented.

At December 31, 2017 and 2016, the Company had a valuation allowance of $39.5 million and $30.5 million, respectively. For the years ended December 31, 2017, 2016 and 2015, the Company recorded net valuation allowance provisions of $8.4 million, $7.2 million and $3.4 million, respectively.

The Company has undistributed earnings from its Australian subsidiary. The Company does not intend to indefinitely reinvest its subsidiary's earnings back into Australia. A withholding tax of 15.0% is applied to distributions of earnings which have not been taxed in Australia. In 2017, the Company recorded a deferred tax liability of $1.8 million in connection with its unrepatriated Australian earnings.

For the year ended December 31, 2017, the effective tax rate was 81.3%. The effective tax rate in any period is impacted by the source and amount of income earned and expenses incurred in different tax jurisdictions and valuation allowances the Company has recorded. The table below is a reconciliation of the Irish statutory corporation tax rate of 12.5% on trading income to the Company’s recorded income tax expense or benefit:

	Years ended
	2017	2016	2015
Irish statutory corporate tax rate on trading income	12.5%	12.5%	12.5%
Valuation allowances	59.9%	(19.8)%	12.0%
Equity earnings from Fly-Z/C LP	(0.4)%	0.2%	(0.5)%
Tax impact of repurchased and resold Notes	(0.8)%	1.3%	(3.2)%
Foreign tax rate differentials	(18.4)%	7.8%	(9.7)%
True-up of prior year tax provision	2.2%	—	1.4%
Non-taxable gain on debt extinguishment	—	0.3%	—
Non-deductible interest expense, transaction fees and expenses	12.2%	(4.8)%	6.1%
Deductible intra-group interest	—	30.9%	—
Unrealized foreign exchange loss on re-valuation of deferred tax balances	0.5%	(8.6)%	—
Withholding tax	13.3%	0.0%	0.0%
Other	0.3%	0.2%	0.5%
Effective tax rate	81.3%	20.0%	19.1%

Under Irish tax legislation, Irish Revenue (“Revenue”) is entitled to make enquiries and/or raise an assessment of any corporation tax return submitted up to a period of four years from the end of the year in which the return is submitted. As such, Revenue is entitled to make enquiries and/or raise an assessment in respect of the corporation tax returns submitted by the Company’s Irish subsidiaries for each of the years ended December 31, 2013 to 2017.

In February 2018, Revenue issued a Value Added Tax (“VAT”) assessment to Fly for the period from January 1, 2014 to December 31, 2016 in the amount of 6.1 million Euros, representing a portion of the VAT refunded to Fly during that time period. Fly has had an ongoing dialogue with Revenue since January 2017 regarding its VAT returns and believes the assessment was raised as a protective measure by Revenue to avoid missing the statute of limitations for any claims.  Fly has not recorded any uncertain tax position liability related to this assessment as Fly has been notified by its tax advisors that based on the facts and circumstances, and as also supported by a relevant tax court case, the positions taken in its VAT returns are more likely than not to be sustained upon ultimate resolution of this matter.